Financial Instruments - Additional Information (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Fair Value Disclosures [Abstract]
Bank indebtedness	$ 71,671	$ 73,630
Long-term debt bearing interest at variable rates	25,500	12,400
Fixed-rate long-term debt	$ 12,900	$ 13,900